FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Capital Management
The capital structure of the company consists of non-recourse borrowings in subsidiaries of the company, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2023	2022
Non-recourse borrowings in subsidiaries of the company	$8,823	$12,913
Cash and cash equivalents	(772)	(736)
Net debt	8,051	12,177
Total equity	4,760	4,071
Total capital	$12,811	$16,248
Net debt-to-capital ratio	63%	75%
The company manages its debt exposure by financing its operations with non-recourse borrowings in subsidiaries of the company, ensuring a diversity of funding sources as well as managing its maturity profile. The company also borrows in the currencies where its subsidiaries operate, where possible, in order to mitigate currency risk.
The company’s financing plan is to fund its recurring growth capital expenditures with cash flows generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large-scale development projects and acquisitions, the company will evaluate a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The company will seek to raise additional equity if it believes it can earn returns on these investments in excess of the cost of the incremental capital.
As disclosed within Note 19, the company has various credit facilities in place. In certain cases, the facilities may have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. The company does not have any market capitalization covenants attached to any of its borrowings and the company is in compliance with all covenant requirements.
Risk Management
The company recognizes that risk management is an integral part of good management practice.
As a result of holding financial instruments, the company is exposed to the following risks: liquidity risk, market risk (i.e. interest rate risk and foreign currency risk) and credit risk. The following is a description of these risks and how they are managed:
(a)Liquidity risk
The company maintains sufficient financial liquidity to be able to meet ongoing operating requirements and to be able to fund acquisitions. Principal liquidity needs for the next year include funding recurring expenses, meeting scheduled debt repayments and payment of debt service obligations, funding required capital expenditures and funding acquisitions as they arise. The operating subsidiaries of the company also generate liquidity by accessing capital markets on an opportunistic basis.
The following tables detail the contractual maturities for the company’s financial liabilities as at December 31, 2023 and 2022. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the company can be required to repay. The tables include both interest and principal cash flows:

	2023
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$1,477	$284	$410	$1,028	$3,199
Interest-bearing liabilities	1,543	862	3,999	9,392	15,796
Lease liabilities	55	42	94	348	539
____________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, deferred revenue, liabilities associated with assets held for sale and related party loans and notes payable of $1,317 million.

	2022
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$3,311	$275	$389	$1,623	$5,598
Interest-bearing liabilities	1,517	3,887	6,195	6,612	18,211
Lease liabilities	96	79	144	490	809
___________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, deferred revenue, liabilities associated with assets held for sale and related party loans and notes payable of $1,841 million.
(b)Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the company will fluctuate because of changes in market factors. Market risk includes the risk of changes in interest rates and foreign currency exchange rates.
Financial instruments held by the company that are subject to market risk include loans and notes receivable, other financial assets, borrowings, derivative contracts, such as interest rate and foreign currency contracts, and marketable securities.
Interest rate risk
The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the fair values of financial instruments whose cash flows are fixed in nature. The company monitors interest rate fluctuations and may enter into interest rate derivative contracts to mitigate the impact from interest rate movements. As at December 31, 2023 and 2022, a 50 basis points increase or decrease in interest rates would have the following impact on the company’s net income and other comprehensive income (loss) on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2023	$12	$(12)	$(36)	$36
December 31, 2022	$45	$(45)	$(40)	$40
Foreign currency risk
Changes in currency rates will impact the carrying value of financial instruments and the company’s net investment and cash flows denominated in currencies other than the U.S. dollar. The company enters into foreign exchange contracts designated as net investment hedges to mitigate the impact from movements in foreign exchange rates against the U.S. dollar
The following tables summarize the company’s currency exposure as at December 31, 2023 and 2022:

	2023
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,028	$719	$186	$156	$—	$648	$14	$2,751
Non-current assets	10,437	4,126	155	24	—	3,683	6	18,431
	$11,465	$4,845	$341	$180	$—	$4,331	$20	$21,182

Liabilities
Current liabilities	$2,728	$1,090	$358	$88	$—	$555	$9	$4,828
Non-current liabilities	6,131	2,647	72	30	—	2,713	1	11,594
	$8,859	$3,737	$430	$118	$—	$3,268	$10	$16,422

Non-controlling interests	2,505	618	—	—	—	757	—	3,880
Net investment attributable to Brookfield Business Partners	$101	$490	$(89)	$62	$—	$306	$10	$880

	2022
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$2,463	$930	$379	$88	$324	$390	$306	$4,880
Non-current assets	13,591	4,824	340	61	284	3,219	177	22,496
	$16,054	$5,754	$719	$149	$608	$3,609	$483	$27,376

Liabilities
Current liabilities	$3,512	$981	$770	$81	$155	$364	$122	$5,985
Non-current liabilities	11,724	3,038	92	72	100	2,194	100	17,320
	$15,236	$4,019	$862	$153	$255	$2,558	$222	$23,305

Non-controlling interests	1,798	837	(33)	12	208	757	133	3,712
Net investment attributable to Brookfield Business Partners	$(980)	$898	$(110)	$(16)	$145	$294	$128	$359
The impact of currency risk on net income associated with foreign currency denominated financial instruments is limited as the company’s financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the company is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The following tables summarize the company’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2023, 2022 and 2021:

	December 31, 2023
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(50)	$50
Canadian dollar	—	—	(6)	6
Brazilian real	—	—	(2)	2
Other	—	—	8	(8)

	December 31, 2022
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$15	$(15)	$(69)	$69
Canadian dollar	(3)	3	2	(2)
Brazilian real	—	—	(29)	29
Euro	12	(12)	(15)	15
Other	5	(5)	(2)	2

	December 31, 2021
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$9	$(9)	$(60)	$60
Canadian dollar	(3)	3	(2)	2
Brazilian real	—	—	(28)	28
Euro	11	(11)	(12)	12
Other	4	(4)	12	(12)
(c)Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
The company assesses the creditworthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The company also evaluates and monitors counterparty credit risk for derivative financial instruments and endeavors to minimize counterparty credit risk through diversification, collateral arrangements, and other credit risk mitigation techniques. All of the company’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The company does not have any significant credit risk exposure to any single counterparty.